Revenue from Contract with Customer Revenue from Contract with Customer - Net System Sales per End-Use (Details) € in Millions		12 Months Ended
		Dec. 31, 2018 EUR (€) Unit	Dec. 31, 2017 EUR (€) Unit		Dec. 31, 2016 EUR (€) Unit
Net system sales per end-use [Line Items]
Net Sales	[1]	€ 10,944.0	€ 8,962.7	[2]	€ 6,875.1	[2]
Product [Member]
Net system sales per end-use [Line Items]
Net Sales In Units | Unit		338	292	[3],[4]	209	[3],[4],[5],[6]
Net Sales	[7]	€ 8,259.1	€ 6,424.4	[2],[3],[8]	€ 4,718.9	[2],[3],[5],[8],[9]
Logic [Member] | Product [Member]
Net system sales per end-use [Line Items]
Net Sales In Units | Unit		125	145	[4]	141	[4],[6]
Net Sales		€ 3,713.7	€ 3,456.7	[4]	€ 3,212.4	[4],[6]
Memory [Member] | Product [Member]
Net system sales per end-use [Line Items]
Net Sales In Units | Unit		213	147	[4]	68	[4],[6]
Net Sales		€ 4,545.4	€ 2,967.7	[4]	€ 1,506.5	[4],[6]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[6]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[7]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[8]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[9]	2.As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.